	VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
		Schedule of Investments
		July 31, 2026 (unaudited)
		Shares	Value
99.53%	COMMON STOCKS(A)
3.85%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,791	$720,227
	Lowe's Companies, Inc.	2,651	550,904
	McDonald's Corp.	2,206	597,032
			1,868,163
23.47%	CONSUMER STAPLES
	Archer-Daniels-Midland Co.	9,537	755,998
	Brown-Forman Corp. Class B	23,164	665,502
	Church & Dwight Co.	7,145	705,997
	The Clorox Co.	6,686	638,714
	The Coca-Cola Co.	8,915	780,865
	Colgate-Palmolive Co.	8,140	743,182
	Hormel Foods Corp.	31,340	783,813
	The JM Smucker Co.	6,956	829,573
	Kenvue, Inc.	38,496	740,663
	Kimberly-Clark Corp.	6,894	753,583
	McCormick & Co., Inc.	12,812	652,131
	PepsiCo, Inc.	4,299	599,968
	The Procter & Gamble Co.	4,679	676,069
	Sysco Corp.	8,905	759,062
	Target Corp.	5,041	728,374
	Walmart, Inc.	5,139	571,457
			11,384,951
2.89%	ENERGY
	Chevron Corp.	3,581	704,848
	ExxonMobil Holdings Corp.	4,489	697,770
			1,402,618
13.24%	FINANCIALS
	Aflac, Inc.	5,743	732,118
	Brown & Brown, Inc.	9,659	679,994
	Cincinnati Financial Corp.	4,001	710,898
	Erie Indemnity Co.	2,623	634,871
	FactSet Research Systems, Inc.	2,771	729,327
	Franklin Resources, Inc.	24,448	827,809
	VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value

	The Progressive Corp.	2,022	$709,075
	S&P 500 Global, Inc.	1,574	648,378
	T Rowe Price Group, Inc.	6,717	750,625
			6,423,095
10.93%	HEALTH CARE
	Abbott Laboratories	7,183	759,243
	Abbvie, Inc.	3,247	814,802
	Becton Dickinson & Co.	4,250	703,885
	Cardinal Health, Inc.	3,250	747,597
	Johnson & Johnson	2,945	754,951
	Medtronic plc	8,122	693,538
	West Pharmaceutical Services, Inc.	2,424	826,487
			5,300,503
21.66%	INDUSTRIALS
	A O Smith Corp.	10,247	616,152
	Automatic Data Processing, Inc.	3,283	874,788
	Caterpillar, Inc.	832	677,922
	CH Robinson Worldwide, Inc.	3,627	535,817
	Cintas Corp.	3,778	773,092
	Dover Corp.	3,023	618,566
	Emerson Electric Co.	4,598	688,872
	Expeditors International of Washington, Inc.	4,411	740,563
	Fastenal Co.	14,573	695,278
	General Dynamics Corp.	2,046	784,477
	Grainger WW, Inc.	569	786,483
	Illinois Tool Works, Inc.	2,457	705,036
	Nordson Corp.	2,356	701,570
	Pentair plc	7,401	484,321
	Stanley Black & Decker, Inc.	8,734	826,062
			10,508,999
2.68%	INFORMATION TECHNOLOGY
	International Business Machines Corp.	2,605	582,608
	Roper Technologies, Inc.	1,835	719,265
			1,301,873
	VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Investments
	July 31, 2026 (unaudited)	Shares	Value
10.89%	MATERIALS

	Air Products and Chemicals, Inc.	2,259	$666,157
	Albemarle Corp.	3,356	394,800
	Amcor plc	16,204	727,236
	Ecolab, Inc.	2,459	682,692
	Linde plc	1,346	643,899
	Nucor Corp.	3,201	823,585
	PPG Industries, Inc.	6,004	663,562
	The Sherwin-Williams Co.	1,990	678,291
			5,280,222
4.45%	REAL ESTATE
	Essex Property Trust, Inc. REIT	2,631	747,572
	Federal Realty Investment Trust REIT	5,993	743,671
	Realty Income Corp. REIT	10,406	664,631
			2,155,874
5.47%	UTILITIES
	Atmos Energy Corp.	3,641	629,092
	Consolidated Edison, Inc.	6,156	670,081
	Eversource Energy	9,967	713,538
	NextEra Energy, Inc.	7,351	638,949
			2,651,660
99.53%	TOTAL COMMON STOCKS		48,277,958
	(Cost: $34,649,705)
0.75%	MONEY MARKET FUNDS
	Federated Treasury Obligations Fund 3.550%(B)	361,904	361,904
	(Cost: $361,904)
100.27%	TOTAL INVESTMENTS		48,639,862
	(Cost: $35,011,609)
(0.27%)	Liabilities in excess of other assets		(132,017)
100.00%	NET ASSETS		$48,507,845

(A)All or a portion of these securities are held as collateral for options written.

(B)Effective 7 day yield as of July 31,2026 REIT - Real Estate Investment Trust.

See Notes to Schedule of Investments.

VEST S&P 500 DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
	Schedule of Options Written
(0.17%) OPTIONS WRITTEN	July 31, 2026 (unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(0.17%) CALL OPTIONS
Abbott Laboratories	16	$ (169,120)	$ 103.00	07/31/2026 $	(4,768)
Abbvie, Inc.	7	(175,658)	260.00	07/31/2026	(7)
Aflac, Inc.	13	(165,724)	125.00	07/31/2026	(3,315)
Albemarle Corp.	8	(94,112)	116.00	07/31/2026	(1,312)
Automatic Data Processing, Inc.	7	(186,522)	250.00	07/31/2026	(11,410)
Cardinal Health, Inc.	7	(161,021)	227.50	07/31/2026	(1,946)
Caterpillar, Inc.	2	(162,962)	885.00	07/31/2026	(2)
Chevron Corp.	8	(157,464)	195.00	07/31/2026	(1,560)
Cintas Corp.	8	(163,704)	205.00	07/31/2026	(680)
Colgate-Palmolive Co.	18	(164,340)	90.00	07/31/2026	(2,340)
Emerson Electric Co.	10	(149,820)	147.00	07/31/2026	(3,180)
Exxon Mobil Corp.	10	(155,440)	157.50	07/31/2026	(10)
General Dynamics Corp.	5	(191,710)	387.50	07/31/2026	(1,700)
Hormel Foods Corp.	70	(175,070)	25.00	07/31/2026	(2,100)
International Business Machines Corp.	6	(134,190)	215.00	07/31/2026	(5,442)
Johnson & Johnson	7	(179,445)	262.50	07/31/2026	(700)
Kenvue, Inc.	86	(165,464)	19.00	07/31/2026	(2,064)
Kimberly-Clark Corp.	15	(163,965)	109.00	07/31/2026	(3,375)
Lowe's Companies, Inc.	6	(124,686)	207.50	07/31/2026	(882)
McDonald's Corp.	5	(135,320)	265.00	07/31/2026	(2,790)
Medtronic plc	18	(153,702)	83.00	07/31/2026	(5,292)
NextEra Energy, Inc.	16	(139,072)	89.00	07/31/2026	(64)
PepsiCo, Inc.	10	(139,560)	137.00	07/31/2026	(2,770)
PPG Industries, Inc.	13	(143,676)	116.00	07/31/2026	(65)
S&P 500 Global, Inc.	4	(164,772)	425.00	07/31/2026	(1,920)
Target Corp.	11	(158,939)	137.00	07/31/2026	(8,327)
The Coca-Cola Co.	20	(175,180)	82.00	07/31/2026	(11,260)
The Procter & Gamble Co.	10	(144,490)	147.00	07/31/2026	(20)
Walmart, Inc.	12	(133,440)	109.00	07/31/2026	(2,532)
TOTAL CALL OPTIONS					(81,833)
(Premiums Received: $87,398)
(0.17%) TOTAL OPTIONS WRITTEN					$(81,833)
(Premiums Received: $87,398)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of July 31, 2026:
		Level 2	Level 3
		Other	Significant
	Level 1	Significant	Unobservable
Assets	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$48,277,958	$-	$-	$48,277,958
Money Market Funds	361,904	-	-	361,904
	$48,639,862	$-	$-	$48,639,862
Liabilities
Options Written	$-	$(81,833)	$-	$(81,833)
	$-	$(81,833)	$-	$(81,833)

The cost of investments for Federal income tax purposes has been estimated a/o July 31, 2026, since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purposes is $34,924,211, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,966,366
Gross unrealized depreciation	(332,548)
Net unrealized appreciation (depreciation)	$13,633,818